Long-term Investments: Schedule of movements in equity method investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of movements in equity method investments:
Schedule of movements in equity method investments

December 31, 2008	79,387
Translation difference	2,374
Dividends	(11)
Share in net income	1,200
December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184
December 31, 2010	8,764
Capital contribution in affilates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304
December 31, 2011	8,150